CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2024
CONVERTIBLE DEBT
Schedule of convertible debt
	2024	2023

Beginning balance convertible notes	$-	$100,000
New notes	-
Payments	-	(100,000)
Conversion to common stock	-
Subtotal notes	-	-
Debt discount at year end	-	-
Convertible note payable, net of discount	$-	$-